Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	PAY VS. PERFORMANCE
					VALUE OF INITIAL
					FIXED $100
					INVESTMENT BASED ON:(5)
			AVERAGE
			SUMMARY	AVERAGE		PEER
	SUMMARY		COMPENSATION	COMPENSATION		GROUP
	COMPENSATION	COMPENSATION	TABLE	ACTUALLY	TOTAL	TOTAL		ANNUAL
	TABLE	ACTUALLY	TOTAL FOR	PAID TO	SHAREHOLDER	SHAREHOLDER	NET	EPS
	TOTAL FOR PEO	PAID TO PEO	NON-PEO NEOs	NON-PEO NEOs	RETURNS	RETURN	INCOME	GROWTH
YEAR(1)	($)(2)	($)(3)	($)(2)	($)(4)	($)	($)(6)	($)	(%)(7)
2023	19,155,001	27,482,762	7,265,484	9,156,146	164	144	8,469	18.0
2022	17,770,514	21,900,032	6,075,626	6,875,284	143	124	6,177	15.0
2021	20,028,132	37,719,393	8,029,832	13,484,955	142	133	7,545	50.0
2020	10,847,032	7,952,323	5,126,870	3,870,736	111	110	4,731	(23.0)

(1)	Mr. Kempczinski served as our principal executive officer (“PEO”) for the entirety of 2020, 2021, 2022 and 2023. Our other named executive officers (“NEOs”) for the applicable years were as follows:
-	2023: Messrs. Borden, Banner and Erlinger and Ms. McDonald;
-	2022: Messrs. Borden, Erlinger, Ozan, Ms. Ralls-Morrison, and Brian Rice;
-	2021: Messrs. Borden, Erlinger and Ozan and Ms. Ralls-Morrison; and
-	2020: Messrs. Borden and Erlinger and Heidi Capozzi, Jerome Krulewitch and Kevin Ozan.
(2)

Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of Mr. Kempczinski and (ii) the average of the total compensation reported in the SCT for the applicable year for our NEOs reported for the applicable year, other than the PEO for such years.

(3)

Amounts reported in this column represent the compensation actually paid to Mr. Kempczinski as our President and CEO in the indicated fiscal years, based on his total compensation reported in the SCT for the indicated fiscal years and adjusted as shown in the following table:

	PEO
	2023	2022	2021	2020
Summary Compensation Table - Total Compensation(a)	$19,155,001	$17,770,514	$20,028,132	$10,847,032
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$13,000,224	$11,500,239	$14,000,181	$9,500,140
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$16,287,558	$14,642,639	$24,274,810	$9,684,864
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$4,778,608	$2,375,183	$7,531,726	$(3,386,758)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$0	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$261,819	$(1,388,065)	$(115,094)	$307,325
= Compensation Actually Paid	$27,482,762	$21,900,032	$37,719,393	$7,952,323

(4)

Amounts reported in this column represent the compensation actually paid to our NEOs other than Mr. Kempczinski in the indicated fiscal year, based on the average total compensation for such NEOs reported in the SCT for the indicated fiscal year and adjusted as shown in the following table. See footnote 1 for our NEOs included in the average for each indicated fiscal year:

	Other NEOs Average(1)
	2023	2022	2021	2020
Summary Compensation Table - Total Compensation(a)	$7,265,484	$6,075,626	$8,029,832	$5,126,870
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$4,937,876	$3,440,186	$5,125,135	$3,630,184
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$5,997,952	$4,304,023	$8,313,597	$3,818,854
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$801,375	$343,053	$2,321,850	$(2,031,739)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$0	$0	$0	$199,881
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$29,211	$(407,232)	$(55,189)	$387,054
= Compensation Actually Paid	$9,156,146	$6,875,284	$13,484,955	$3,870,736

The below footnotes apply to the tables included in each of footnotes 3 and 4.

(a)	Represents Total Compensation as reported in the SCT for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value as of the indicated fiscal year of the stock awards and option awards granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.
(c)	Represents the aggregate fair value as of the indicated fiscal year-end for each of Mr. Kempczinski’s, and the respective NEOs’ as applicable for each year, outstanding and unvested stock awards and option awards granted during such fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, as of the last day of the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, and vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.
(f)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes. Amounts reported in this row in last year’s proxy statement have been updated to correct an error in the previously disclosed amounts in the PEO table of $(1,804,056) for 2022 and $1,665,937 for 2020, and the Other NEOs Average table of $(573,809) for 2022 and $1,194,465 for 2020.
(5)

The information provided reflects the respective values at the end of each year of a $100 investment on December 31, 2019, including the reinvestment of any dividends, for each of our common stock and our peer group (see footnote 6 for further information on our peer group). Historic stock price performance is not necessarily indicative of future stock price performance.

(6)	The TSR Peer Group consists of the component companies of the DJIA, the peer group used by us for purposes of the stock performance graph in our Annual Report on Form 10-K.
(7)

Represents annual EPS growth. As noted in the CD&A, for 2023, the Committee determined that EPS growth continues to be viewed as a core driver of our performance and stockholder value creation. Accordingly, EPS is utilized as the most heavily weighted performance metric applicable to our PRSU award design. EPS growth is calculated as the percentage change in our EPS from the prior fiscal year, with EPS calculated as earnings per share, adjusted consistent with pre-established guidelines as described on page 64 of the CD&A.

Company Selected Measure Name	annual EPS growth
Named Executive Officers, Footnote
(1)	Mr. Kempczinski served as our principal executive officer (“PEO”) for the entirety of 2020, 2021, 2022 and 2023. Our other named executive officers (“NEOs”) for the applicable years were as follows:
-	2023: Messrs. Borden, Banner and Erlinger and Ms. McDonald;
-	2022: Messrs. Borden, Erlinger, Ozan, Ms. Ralls-Morrison, and Brian Rice;
-	2021: Messrs. Borden, Erlinger and Ozan and Ms. Ralls-Morrison; and
-	2020: Messrs. Borden and Erlinger and Heidi Capozzi, Jerome Krulewitch and Kevin Ozan.

Peer Group Issuers, Footnote
(6)	The TSR Peer Group consists of the component companies of the DJIA, the peer group used by us for purposes of the stock performance graph in our Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 19,155,001	$ 17,770,514	$ 20,028,132	$ 10,847,032
PEO Actually Paid Compensation Amount	$ 27,482,762	21,900,032	37,719,393	7,952,323
Adjustment To PEO Compensation, Footnote
(3)

Amounts reported in this column represent the compensation actually paid to Mr. Kempczinski as our President and CEO in the indicated fiscal years, based on his total compensation reported in the SCT for the indicated fiscal years and adjusted as shown in the following table:

	PEO
	2023	2022	2021	2020
Summary Compensation Table - Total Compensation(a)	$19,155,001	$17,770,514	$20,028,132	$10,847,032
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$13,000,224	$11,500,239	$14,000,181	$9,500,140
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$16,287,558	$14,642,639	$24,274,810	$9,684,864
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$4,778,608	$2,375,183	$7,531,726	$(3,386,758)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$0	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$261,819	$(1,388,065)	$(115,094)	$307,325
= Compensation Actually Paid	$27,482,762	$21,900,032	$37,719,393	$7,952,323
(a)	Represents Total Compensation as reported in the SCT for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value as of the indicated fiscal year of the stock awards and option awards granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.
(c)	Represents the aggregate fair value as of the indicated fiscal year-end for each of Mr. Kempczinski’s, and the respective NEOs’ as applicable for each year, outstanding and unvested stock awards and option awards granted during such fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, as of the last day of the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, and vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.
(f)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes. Amounts reported in this row in last year’s proxy statement have been updated to correct an error in the previously disclosed amounts in the PEO table of $(1,804,056) for 2022 and $1,665,937 for 2020, and the Other NEOs Average table of $(573,809) for 2022 and $1,194,465 for 2020.

Non-PEO NEO Average Total Compensation Amount	$ 7,265,484	6,075,626	8,029,832	5,126,870
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,156,146	6,875,284	13,484,955	3,870,736
Adjustment to Non-PEO NEO Compensation Footnote
(4)

Amounts reported in this column represent the compensation actually paid to our NEOs other than Mr. Kempczinski in the indicated fiscal year, based on the average total compensation for such NEOs reported in the SCT for the indicated fiscal year and adjusted as shown in the following table. See footnote 1 for our NEOs included in the average for each indicated fiscal year:

	Other NEOs Average(1)
	2023	2022	2021	2020
Summary Compensation Table - Total Compensation(a)	$7,265,484	$6,075,626	$8,029,832	$5,126,870
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$4,937,876	$3,440,186	$5,125,135	$3,630,184
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$5,997,952	$4,304,023	$8,313,597	$3,818,854
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$801,375	$343,053	$2,321,850	$(2,031,739)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$0	$0	$0	$199,881
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$29,211	$(407,232)	$(55,189)	$387,054
= Compensation Actually Paid	$9,156,146	$6,875,284	$13,484,955	$3,870,736

The below footnotes apply to the tables included in each of footnotes 3 and 4.

(a)	Represents Total Compensation as reported in the SCT for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value as of the indicated fiscal year of the stock awards and option awards granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.
(c)	Represents the aggregate fair value as of the indicated fiscal year-end for each of Mr. Kempczinski’s, and the respective NEOs’ as applicable for each year, outstanding and unvested stock awards and option awards granted during such fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, as of the last day of the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, and vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.
(f)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes. Amounts reported in this row in last year’s proxy statement have been updated to correct an error in the previously disclosed amounts in the PEO table of $(1,804,056) for 2022 and $1,665,937 for 2020, and the Other NEOs Average table of $(573,809) for 2022 and $1,194,465 for 2020.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Most Important Performance Measures

The following table consists of the financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2023. In addition to these financial metrics, the Company’s executive compensation program is impacted by our performance with respect to human capital metrics and new restaurant opening goals. See the CD&A for further information regarding how the Company utilized each of the measures below, as well as the human capital and new restaurant opening goals, in its 2023 executive compensation program.

MOST IMPORTANT PERFORMANCE MEASURES
EPS Growth
Systemwide Sales Growth
Operating Income Growth
Return on Invested Capital (ROIC)
Relative Total Shareholder Return (TSR)
Share Price Increase

Total Shareholder Return Amount	$ 164	143	142	111
Peer Group Total Shareholder Return Amount	144	124	133	110
Net Income (Loss)	$ 8,469	$ 6,177	$ 7,545	$ 4,731
Company Selected Measure Amount	18.0	15.0	50.0	(23.0)
PEO Name	Mr. Kempczinski
Measure:: 1
Pay vs Performance Disclosure
Name	EPS Growth
Non-GAAP Measure Description
(7)

Represents annual EPS growth. As noted in the CD&A, for 2023, the Committee determined that EPS growth continues to be viewed as a core driver of our performance and stockholder value creation. Accordingly, EPS is utilized as the most heavily weighted performance metric applicable to our PRSU award design. EPS growth is calculated as the percentage change in our EPS from the prior fiscal year, with EPS calculated as earnings per share, adjusted consistent with pre-established guidelines as described on page 64 of the CD&A.

Measure:: 2
Pay vs Performance Disclosure
Name	Systemwide Sales Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Income Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (TSR)
Measure:: 6
Pay vs Performance Disclosure
Name	Share Price Increase
PEO | Deduct: Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,000,224)	$ (11,500,239)	$ (14,000,181)	$ (9,500,140)
PEO | Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,287,558	14,642,639	24,274,810	9,684,864
PEO | Add: Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,778,608	2,375,183	7,531,726	(3,386,758)
PEO | Add: Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Add: Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	261,819	(1,388,065)	(115,094)	307,325
Non-PEO NEO | Deduct: Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,937,876)	(3,440,186)	(5,125,135)	(3,630,184)
Non-PEO NEO | Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,997,952	4,304,023	8,313,597	3,818,854
Non-PEO NEO | Add: Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	801,375	343,053	2,321,850	(2,031,739)
Non-PEO NEO | Add: Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	199,881
Non-PEO NEO | Add: Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 29,211	$ (407,232)	$ (55,189)	$ 387,054